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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-001605

                          Pioneer Balanced Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                    PIONEER
                                    -------
                                    BALANCED
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
-----------------------------------------------
Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               6
Schedule of Investments                      10
Financial Statements                         21
Notes to Financial Statements                28
Trustees, Officers and Service Providers     34
The Pioneer Family of Funds                  35

Pioneer Balanced Fund

================================================================================
LETTER TO SHAREOWNERS 6/30/04
================================================================================

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectuses contain that and other information about the Funds and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced Fund

================================================================================
PORTFOLIO SUMMARY 6/30/04
================================================================================

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         65.2%
U.S. Government Securities                                                 20.9%
U.S. Corporate Bonds                                                       12.3%
Collateralized Mortgage Obligations                                         0.9%
Asset Backed Securities                                                     0.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Government Obligations                                                     20.9%
Consumer Staples                                                           17.9%
Financials                                                                 12.6%
Information Technology                                                     11.6%
Consumer Discretionary                                                      9.7%
Health Care                                                                 9.4%
Industrials                                                                 7.3%
Energy                                                                      5.9%
Materials                                                                   3.8%
Utilities                                                                   0.5%
Telecommunication Services                                                  0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

-----------------------------------------------------------------------------------------
1.  Berkshire Hathaway, Inc. (Class B)  3.53%   6.  Gillette Co.                    3.17%
-----------------------------------------------------------------------------------------
2.  First Data Corp.                    3.35    7.  William Wrigley Jr. Co.         3.06
-----------------------------------------------------------------------------------------
3.  Microsoft Corp.                     3.29    8.  Anheuser-Busch Companies, Inc.  2.90
-----------------------------------------------------------------------------------------
4.  Northrop Grumman Corp.              3.27    9.  Family Dollar Stores, Inc.      2.64
-----------------------------------------------------------------------------------------
5.  Pfizer, Inc.                        3.23   10.  Newmont Mining Corp.            2.48
-----------------------------------------------------------------------------------------

This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Balanced Fund

================================================================================
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $9.57     $9.47

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.0500      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(as of June 30, 2004)

              Net Asset    Public Offering
Period          Value          Price*
10 Years        5.51%           5.03%
5 Years         1.34            0.40
1 Year          8.51            3.64

--------------------------------------------------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                          Pioneer    Lehman Brothers
                         Balanced     Aggregate Bond         Standard &
                             Fund*             Index   Poor's 500 Index
6/94                        9,550             10,000             10,000
                            9,573             10,099             10,486
                           11,679             11,965             14,420
6/96                       12,834             12,398             17,725
                           14,621             13,597             23,635
6/98                       14,788             14,776             30,394
                           15,253             14,652             36,787
6/00                       16,074             16,356             33,444
                           15,612             17,737             29,480
6/02                       13,863             19,557             22,966
                           16,080             20,360             29,550
6/04                       16,335             20,391             30,567


Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities indices. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Balanced Fund

================================================================================
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $9.47     $9.37

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.0100      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(as of June 30, 2004)
                      If           If
Period               Held       Redeemed*
Life-of-Class
(4/28/95)            4.32%        4.32%
5 Years              0.42         0.23
1 Year               7.41         3.41

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions at net asset value. The maximum CDSC of 4% declines over six years.
--------------------------------------------------------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                          Pioneer    Lehman Brothers
                         Balanced     Aggregate Bond         Standard &
                             Fund*             Index   Poor's 500 Index
4/95                       10,000             10,000             10,000
                           11,374             11,123             12,175
6/96                       12,400             11,525             14,966
                           14,010             12,640             19,956
6/98                       14,036             13,736             25,663
                           14,350             13,621             31,060
6/00                       14,981             15,205             28,238
                           14,423             16,489             24,891
6/02                       12,707             18,181             19,391
                           14,576             18,927             24,950
6/04                       14,747             18,956             25,808

Performace data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities indices. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Balanced Fund

================================================================================
PERFORMANCE UPDATE 6/30/04                                        CLASS C SHARES
================================================================================

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        6/30/04   12/31/03
                 $9.54     $9.45

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.0100      $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Balanced Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------

Average Annual Total Returns
(as of June 30, 2004)
                       If           If
Period                Held       Redeemed*
Life-of-Class
(1/31/96)             2.95%       2.95%
5 Years               0.20        0.20
1 Year                7.33        7.33

--------------------------------------------------------------------------------

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

Value of $10,000 Investment

                          Pioneer    Lehman Brothers
                         Balanced     Aggregate Bond         Standard &
                             Fund*             Index   Poor's 500 Index
1/96                       10,000             10,000             10,000
                           10,812             10,294             11,888
                           12,269             11,289             15,852
6/98                       12,302             12,268             20,385
                           12,550             12,165             24,672
6/00                       13,046             13,580             22,430
                           12,509             14,727             19,771
6/02                       11,005             16,238             15,403
                           12,637             16,905             19,819
6/04                       12,770             16,931             20,500

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund adopted its current name and investment objective on February 3, 1997. Prior to that date, the Fund's name was Pioneer Income Fund and its objective was income from a portfolio of income-producing bonds and stocks.

The Standard & Poor's (S&P) 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities indices. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Balanced Fund

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
================================================================================

While the economy grew and corporate profits rose during the first half of 2004, stock market returns were muted by worries about rising interest rates as well as geopolitical issues around the world. In the fixed income markets, the jump in interest rates midway through the six months sent many bond prices lower, resulting in weak returns in most sectors. In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced Fund, and Richard Schlanger, who is responsible for the Fund's fixed income portfolio, discuss the markets and their investment strategies during the six months ended June 30, 2004.

Q: How did the Fund perform during the first six months of 2004?

A: Pioneer Balanced Fund's Class A shares had a total return of 1.59% during the six months ended June 30, 2004, while Class B and Class C shares returned, respectively, 1.18% and 1.06%, all at net asset value. During the same six months, the average return of the funds in Lipper's Balanced Fund category was 1.79%.

Q: What were the factors that affected performance?

A: The domestic equity market produced generally positive returns for the six months, but those returns masked the underlying volatility and tensions between conflicting influences. Supporting equity valuations were an expanding economy and robust corporate profits. Reported earnings tended to be 25% higher than in the comparable period of 2003. The competing negative factors included the spike in market interest rates midway through the six months, as well as uncertainty brought on by concerns over issues such as energy prices, stability in Iraq and presidential election-year politics.

   In the fixed income markets, interest rates tended to rise, with shorter-maturity rates rising farther than longer-term rates. The price losses brought on by the higher rates as well as the flattening of the yield curve - or difference between short-term and long-term yields - resulted in volatility in the bond market. The key factor was the widely anticipated announcement by the Federal Reserve Board on the final day of the period to begin tightening monetary policy by starting to raise the influential overnight lending rate - the Fed Funds rate. The initial hike was from 1.00% to 1.25%, but the expectation was that the Fed would raise rates further in the months to come in an effort to guard against inflationary pressures.

Pioneer Balanced Fund

================================================================================

================================================================================

Q: What were the principal strategies during the period?

A: We kept the allocation between equities and bonds consistent during the six months. On June 30, about 64% of assets were invested in stocks - about the same percentage as at the start of the period. The remaining assets were invested in fixed income assets, including corporate bonds, government securities, and mortgage-backed securities, with a small allocation in foreign bonds and less than 2% in cash.

   There also were no major changes in the equity portfolio, although we did trim our energy position to take profits and to reduce our vulnerability to the area during a time when we expected increased price volatility. We remained overweighted in energy stocks, however, and remain positive about the sector's longer-term fundamentals. We modestly increased the Fund's health care holdings, adding medical device company Guidant and pharmaceutical company Eli Lilly. We thought Guidant's stock price had become compellingly attractive after it fell because of an announcement about a delay in a new product introduction. We like Lilly because it has well-developed research and development activities that should produce a flow of new products. In addition, we initiated a position in Liz Claiborne, the apparel company. We think it is attractive because of its strong distribution during a time when the industry is beginning to gain greater control over pricing.

   We substantially reduced our holdings in two stocks that had performed very well - software company Symantec and auto insurance company Progressive. We also eliminated our position in Devon Energy, an exploration and production company, because of our concerns about its internal cost structure.

   In the fixed income portfolio, we raised overall quality of the portfolio, with average credit quality moving from A+ to AA-. Interest-rate sensitivity
   - as measured by duration - was about even with that of the benchmark Lehman Brothers Aggregate Bond Index, although it declined slightly during the six months from 4.52 years to 4.34 years.

   We increased our exposure to mortgage-backed securities - the best-performing part of the investment-grade sector - from 43.6% of fixed income assets to 47.7%. Mortgages tend to be less

Pioneer Balanced Fund

================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
================================================================================

   vulnerable to declining prices than Treasuries and other government securities in a rising interest-rate environment. We reduced our exposure to corporates, taking profits when their yield advantage over Treasuries began to narrow. At the end of the period, 25.9% of the fixed income portfolio was invested in industrial and utility bonds, compared to 31.4% at the start of the period. At the same time, we also reduced our banking and financial services bond holdings from 10.7% to 9.0% of fixed income assets. When we invest in corporates, we tend to favor new issues, which have a greater yield advantage over Treasuries than existing issues available on the secondary market. When invested in Treasury bonds, we tended to hold TIPS, or inflation-protected Treasuries, although we sold them near the end of the period when the Federal Reserve made it clear it intended to control inflationary pressures.

Q: What types of investments had the greatest influence on performance?

A: In our equity portfolio, our emphasis on consumer staples companies helped considerably as stock investors began to recognize the value of higher-quality, stable growth companies that had been overlooked in the rally of 2003. Holdings such as Gillette, PepsiCo and Wrigley performed very well. Our technology positions also did well, led by Symantec, whose share price went up 27% during the six months. Detracting from performance, however, was security selection in the consumer discretionary sector. Family Dollar Stores had disappointing earnings, which may have been caused by higher gasoline prices, but we still favor the company and continue to hold it at the end of the period. Newmont Mining, which had been a strong contributor to Fund performance prior to the period, fell 20% during the period in response to slumping gold prices. However, we still believe the company is attractive and continue to hold a position in it on June 30.

   In the fixed income portfolio, our overweight position in mortgages helped substantially, as did our exposure to corporate bonds - both high yield and investment-grade. Performance was held back, however, by our concentration in intermediate-term securities, as short- and intermediate-term interest rates rose more than the rates on long-term bonds during the six months.

Pioneer Balanced Fund

================================================================================

================================================================================

Q: What is your investment outlook?

A: We believe the June 30 announcement by the U.S. Federal Reserve that it was starting to raise short-term rates is the start of a long process of interest-rate hikes that is likely to continue at least through the end of 2005. We anticipate moving to a bar-belled strategy over time with respect to maturity allocations, concentrating on both short-term securities and long-term bonds while de-emphasizing intermediate-term bonds that we think are most vulnerable in the present environment.

   We believe the equity market will continue to be choppy, with no major trends either up or down in stock price averages. The outlooks for gross domestic product (GDP) and for corporate earnings both are favorable, although the rate of corporate profit growth may slow somewhat. The big question hanging over investors' minds will be what happens to interest rates. In addition, uncertainty about geopolitical events and the outcome of the presidential election will influence investor psychology.

   We think the most likely scenario is that the major stock averages will show moderate growth over the next several months.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
================================================================================


   Shares                                                         Value
              COMMON STOCKS - 64.0%
              Energy - 5.6%
              Integrated Oil & Gas - 0.4%
   11,200     Exxon Mobil Corp.                            $    497,392
                                                           ------------
              Oil & Gas Drilling - 4.2%
   21,800     Encana Corp.                                 $    940,888
  107,400     ENSCO International, Inc.                       3,125,340
   63,600     Varco International, Inc.*                      1,392,204
                                                           ------------
                                                           $  5,458,432
                                                           ------------
              Oil & Gas Exploration & Production - 1.0%
   38,000     Pioneer Natural Resources Co.                $  1,333,040
                                                           ------------
              Total Energy                                 $  7,288,864
                                                           ------------
              Materials - 2.4%
              Precious Metals & Minerals - 2.4%
   83,000     Newmont Mining Corp.                         $  3,217,080
                                                           ------------
              Total Materials                              $  3,217,080
                                                           ------------
              Capital Goods - 3.7%
              Aerospace & Defense - 3.3%
   79,000     Northrop Grumman Corp.                       $  4,242,300
                                                           ------------
              Electrical Components & Equipment - 0.4%
   23,800     Molex, Inc.                                  $    649,264
                                                           ------------
              Total Capital Goods                          $  4,891,564
                                                           ------------
              Commercial Services & Supplies - 0.5%
              Diversified Commercial Services - 0.5%
   13,000     Cintas Corp.                                 $    619,710
                                                           ------------
              Total Commercial Services & Supplies         $    619,710
                                                           ------------
              Transportation - 2.2%
              Trucking - 2.2%
   38,800     United Parcel Service                        $  2,916,596
                                                           ------------
              Total Transportation                         $  2,916,596
                                                           ------------
              Media - 2.8%
              Broadcasting & Cable TV - 1.1%
   16,600     Clear Channel Communications, Inc.           $    613,370
   28,900     Comcast Corp*                                     797,928
                                                           ------------
                                                           $  1,411,298
                                                           ------------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================

================================================================================

   Shares                                                     Value
              Movies & Entertainment - 1.7%
   64,700     Viacom, Inc. (Class B)                  $   2,311,084
                                                      -------------
              Total Media                             $   3,722,382
                                                      -------------
              Retailing - 3.1%
              Apparel Retail - 0.5%
   19,200     Liz Claiborne, Inc.                     $     690,816
                                                      -------------
              General Merchandise Stores - 2.6%
  112,800     Family Dollar Stores, Inc.              $   3,431,376
                                                      -------------
              Total Retailing                         $   4,122,192
                                                      -------------
              Food & Drug Retailing - 6.6%
              Drug Retail - 0.8%
   25,000     CVS Corp.                               $   1,050,500
                                                      -------------
              Food Distributors - 1.9%
   36,700     Cardinal Health, Inc.                   $   2,570,835
                                                      -------------
              Food Retail - 3.0%
   63,000     Wm. Wrigley Jr. Co.                     $   3,972,150
                                                      -------------
              Hypermarkets & Supercenters - 0.9%
   22,100     Wal-Mart Stores, Inc.                   $   1,165,996
                                                      -------------
              Total Food & Drug Retailing             $   8,759,481
                                                      -------------
              Food, Beverage & Tobacco - 6.6%
              Distillers & Vintners - 2.9%
   69,600     Anheuser-Busch Companies, Inc.          $   3,758,400
                                                      -------------
              Soft Drinks - 3.7%
   37,800     The Coca-Cola Co.                       $   1,908,144
   55,500     PepsiCo, Inc.                               2,990,340
                                                      -------------
                                                      $   4,898,484
                                                      -------------
              Total Food, Beverage & Tobacco          $   8,656,884
                                                      -------------
              Household & Personal Products - 4.1%
              Household Products - 1.0%
   27,200     Estee Lauder Co.                        $   1,326,816
                                                      -------------
              Personal Products - 3.1%
   96,900     Gillette Co.                            $   4,108,560
                                                      -------------
              Total Household & Personal Products     $   5,435,376
                                                      -------------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Balanced Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

   Shares                                                       Value
              Health Care Equipment & Services - 3.6%
              Health Care Distributors - 1.5%
   53,200     Wyeth                                      $  1,923,712
                                                         ------------
              Health Care Equipment - 2.1%
   52,700     Biomet, Inc.                               $  2,341,988
    8,700     Guidant Corp.                                   486,156
                                                         ------------
                                                         $  2,828,144
                                                         ------------
              Total Health Care Equipment & Services     $  4,751,856
                                                         ------------
              Pharmaceuticals & Biotechnology - 5.0%
              Biotechnology - 0.5%
   13,468     Amgen, Inc.*                               $    734,949
                                                         ------------
              Pharmaceuticals - 4.5%
   11,100     Eli Lilly & Co.                            $    776,001
   18,900     Merck & Co., Inc.                               897,750
  122,341     Pfizer, Inc.                                  4,193,849
                                                         ------------
                                                         $  5,867,600
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $  6,602,549
                                                         ------------
              Diversified Financials - 2.3%
              Asset Management & Custody Banks - 0.9%
   40,200     The Bank of New York Co., Inc.             $  1,185,096
                                                         ------------
              Consumer Finance - 1.4%
   36,700     American Express Co.                       $  1,885,646
                                                         ------------
              Total Diversified Financials               $  3,070,742
                                                         ------------
              Insurance - 5.2%
              Property & Casualty Insurance - 5.2%
    1,550     Berkshire Hathaway, Inc. (Class B)*        $  4,580,250
   27,000     Progressive Corp.*                            2,303,100
                                                         ------------
              Total Insurance                            $  6,883,350
                                                         ------------
              Software & Services - 8.4%
              Application Software - 5.1%
  149,400     Microsoft Corp.                            $  4,266,864
   57,400     Symantec Corp.*                               2,512,972
                                                         ------------
                                                         $  6,779,836
                                                         ------------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================

================================================================================

  Shares                                                              Value
             Data Processing & Outsourced Services - 3.3%
  97,700     First Data Corp.                                  $  4,349,604
                                                               ------------
             Total Software & Services                         $ 11,129,440
                                                               ------------
             Technology Hardware & Equipment - 1.5%
             Computer Hardware - 1.5%
  94,900     Hewlett-Packard Co.                               $  2,002,390
                                                               ------------
             Total Technology Hardware & Equipment             $  2,002,390
                                                               ------------
             Semiconductors - 0.4%
  18,000     Intel Corp.                                       $    496,800
                                                               ------------
             Total Semiconductors                              $    496,800
                                                               ------------
             TOTAL COMMON STOCKS
             (Cost $71,853,529)                                $ 84,567,256
                                                               ------------

           S&P/Moody's
Principal  Ratings
   Amount  (unaudited)                                                Value
                      ASSET BACKED SECURITIES - 0.7%
                      Transportation - 0.0%
                      Airlines - 0.0%
$ 12,776   BBB+/Baa3  Continental Airlines, 6.648%, 9/15/17    $     11,925
                                                               ------------
                      Total Transportation                     $     11,925
                                                               ------------
                      Diversified Financials - 0.5%
                      Diversified Financial Services - 0.5%
 269,455   BBB-/Baa2  PF Export Receivable Master Trust,
                      6.436%, 6/1/15 (144A)                    $    265,712
 304,725   BBB/Baa2   Power Receivables Finance, 6.29%,
                      1/1/12 (144A)                                 310,293
                                                               ------------
                      Total Diversified Financials             $    576,005
                                                               ------------
                      Real Estate - 0.2%
                      Real Estate Investment Trusts - 0.2%
 300,000   BBB-/Baa3  Global Signal Trust, 5.395%, 1/15/34
                       (144A)                                  $    288,260
                                                               ------------
                      Total Real Estate                        $    288,260
                                                               ------------
                      TOTAL ASSET BACKED SECURITIES
                      (Cost $884,377)                          $    876,190
                                                               ------------


The accompanying notes are an integral part of these financial statements.    13

Pioneer Balanced Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

               S&P/Moody's
  Principal      Ratings
    Amount     (unaudited)                                                       Value
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
                             Banks - 0.7%
                             Thrifts & Mortgage Finance - 0.7%
 $  957,664   BBB/Aaa        Structured Asset Securities Corp.,
                             6.0765%, 8/25/32                             $    934,212
                                                                          ------------
                             Total Banks                                  $    934,212
                                                                          ------------
                             Government - 0.4%
    300,000   AAA/Aaa        Freddie Mac, 3.25%, 2/25/08                  $    293,859
    238,975   AAA/Aaa        Freddie Mac, 5.00%, 1/15/16                       243,789
                                                                          ------------
                             Total Government                             $    537,648
                                                                          ------------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $1,531,095)                            $  1,471,860
                                                                          ------------
                             CORPORATE BONDS - 12.1%
                             Energy - 0.3%
                             Integrated Oil & Gas - 0.1%
    120,000   BBB+/Baa1      Occidental Petroleum, 6.75%, 1/15/12         $    132,161
                                                                          ------------
                             Oil & Gas Refining Marketing & Transportation - 0.2%
    200,000   BBB/Ba1        Magellan Midstream Partners, L.P., 6.45%,
                             6/1/14                                       $    200,898
                                                                          ------------
                             Total Energy                                 $    333,059
                                                                          ------------
                             Materials - 1.3%
                             Commodity Chemicals - 0.2%
    300,000   BB+/Ba2        Nova Chemicals Ltd., 6.5%, 1/15/12           $    295,500
                                                                          ------------
                             Diversified Metals & Mining - 0.3%
    425,000   BBB-/Baa3      Inco Ltd., 7.2%, 9/15/32                     $    447,803
                                                                          ------------
                             Metal & Glass Containers - 0.1%
    125,000   BBB/Baa2       Tenneco Packaging, 8.125%, 6/15/17           $    148,461
                                                                          ------------
                             Paper Products - 0.2%
    250,000   BB/Ba2         Abitibi-Consolidated, Inc., 6.95%, 4/1/08    $    253,249
                                                                          ------------
                             Specialty Chemicals - 0.3%
    300,000   BBB-/Baa3      Ferro Corp., 9.125%, 1/1/09                  $    344,509
                                                                          ------------
                             Steel - 0.2%
    225,000   BB/Ba3         International Steel Group, 6.5%, 4/15/14
                             (144A)                                       $    210,938
                                                                          ------------
                             Total Materials                              $  1,700,460
                                                                          ------------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================

================================================================================

               S&P/Moody's
  Principal      Ratings
    Amount     (unaudited)                                                       Value
                             Capital Goods - 0.8%
                             Aerospace & Defense - 0.1%
 $  100,000   B/B3           K&F Industries, 9.625%, 12/15/10             $    109,625
                                                                          ------------
                             Electrical Components & Equipment - 0.2%
    200,000   BBB-/Ba1       Thomas & Betts Corp., 7.25%, 6/1/13          $    211,844
                                                                          ------------
                             Industrial Conglomerates - 0.2%
    145,000   AAA/Aaa        General Electric Capital Corp., 6.125%,
                             2/22/11                                      $    155,286
     90,000   AAA/Aaa        General Electric Capital Corp., 6.75%,
                             3/15/32                                            96,751
                                                                          ------------
                                                                          $    252,037
                                                                          ------------
                             Industrial Machinery - 0.3%
    400,000   BBB-/Ba1       Timken Co., 5.75%, 2/15/10                   $    400,838
                                                                          ------------
                             Total Capital Goods                          $    974,344
                                                                          ------------
                             Automobiles & Components - 0.7%
                             Automobile Manufacturers - 0.7%
    150,000   BBB-/A3        Ford Motor Credit Co., 9.14%, 12/30/14       $    154,392
    500,000   BBB-/Baa1      General Motors, 7.2%, 1/15/11                     523,898
    300,000   BB+/Ba1        Hyundai Motor Co., Ltd., 5.3%, 12/19/08           295,226
                                                                          ------------
                             Total Automobiles & Components               $    973,516
                                                                          ------------
                             Hotels, Restaurants & Leisure - 0.5%
                             Casinos & Gaming - 0.1%
    100,000   B+/B1          Turning Stone, 9.125%, 12/15/10 (144A)       $    104,500
                                                                          ------------
                             Hotels, Resorts & Cruise Lines - 0.4%
    500,000   BBB-/Baa3      Hilton Hotels, 7.625%, 12/1/12               $    537,500
                                                                          ------------
                             Total Hotels, Restaurants & Leisure          $    642,000
                                                                          ------------
                             Media - 1.9%
                             Broadcasting & Cable TV - 1.2%
    500,000   BBB/Baa3       Comcast Cable Corp., 7.125%, 6/15/13         $    546,531
    530,000   BBB/Baa2       Cox Communications, 7.125%, 10/1/12               580,854
    415,000   BB-/Ba3        Echostar DBS Corp., 6.375%, 10/1/11
                               (144A)                                          408,775
                                                                          ------------
                                                                          $  1,536,160
                                                                          ------------
                             Movies & Entertainment - 0.3%
    400,000   BBB+/Baa1      AOL Time Warner, Inc., 6.875%, 5/1/12        $    432,237
                                                                          ------------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Balanced Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

               S&P/Moody's
  Principal      Ratings
    Amount     (unaudited)                                                    Value
                             Publishing - 0.4%
 $  512,000   BBB-/Baa3      News America, Inc., 7.3%, 4/30/28         $    555,207
                                                                       ------------
                             Total Media                               $  2,523,604
                                                                       ------------
                             Retailing - 0.5%
                             Department Stores - 0.1%
    150,000   BB+/Ba3        J.C. Penney Co., Inc., 8.25%, 8/15/22     $    156,000
                                                                       ------------
                             Specialty Stores - 0.4%
    500,000   BB/Ba2         Toys "R" Us, 7.875%, 4/15/13              $    501,875
                                                                       ------------
                             Total Retailing                           $    657,875
                                                                       ------------
                             Food, Beverage & Tobacco - 0.3%
                             Tobacco - 0.3%
    400,000   BBB/Baa2       Altria Group, Inc., 7.0%, 11/4/13         $    407,329
                                                                       ------------
                             Total Food, Beverage & Tobacco            $    407,329
                                                                       ------------
                             Health Care Equipment & Services - 0.6%
                             Health Care Facilities - 0.4%
    500,000   BBB-/Ba1       HCA, Inc., 6.3%, 10/1/12                  $    500,257
                                                                       ------------
                             Health Care Supplies - 0.2%
    250,000   BBB-/Baa3      Bausch & Lomb, 7.125%, 8/1/28             $    250,296
                                                                       ------------
                             Total Health Care Equipment & Services    $    750,553
                                                                       ------------
                             Pharmaceuticals & Biotechnology - 0.1%
                             Pharmaceuticals - 0.1%
    100,000   AAA/Aaa        Pharmacia Corp., 6.6%, 12/1/28            $    108,304
                                                                       ------------
                             Total Pharmaceuticals & Biotechnology     $    108,304
                                                                       ------------
                             Banks - 0.5%
                             Diversified Banks - 0.3%
    150,000   NR/Aaa         KFW-Kredit Wiederaufbau, 2.75%, 5/8/07    $    146,809
    225,000   AA-/Aa2        National Westminster, 7.375%, 10/1/09          254,865
                                                                       ------------
                                                                       $    401,674
                                                                       ------------
                             Thrifts & Mortgage Finance - 0.2%
    300,000   BBB-/Baa3      Sovereign Bank, 5.125%, 3/15/13           $    285,181
                                                                       ------------
                             Total Banks                               $    686,855
                                                                       ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================

================================================================================

               S&P/Moody's
  Principal      Ratings
    Amount     (unaudited)                                                      Value
                             Diversified Financials - 1.1%
                             Investment Banking & Brokerage - 0.2%
 $  200,000   B+/B1          E*Trade Financial Corp., 8.0%, 6/15/11
                                (144A)                                   $    199,000
                                                                         ------------
                             Diversified Financial Services - 0.7%
    300,000   A-/Baa3        Brascan Corp., 5.75%, 3/1/10                $    308,545
    275,000   A+/Aa2         Citigroup, Inc., 7.25%, 10/1/10                  309,706
    300,000   BBB/Baa3       Glencore Funding LLC, 6.0%, 4/15/14
                                (144A)                                        278,262
                                                                         ------------
                                                                         $    896,513
                                                                         ------------
                             Specialized Finance - 0.2%
    300,000   B/B2           MDP Acquistions, 9.625%, 10/1/12            $    328,500
                                                                         ------------
                             Total Diversified Financials                $  1,424,013
                                                                         ------------
                             Insurance - 1.1%
                             Life & Health Insurance - 0.2%
    300,000   BB+/Ba1        Provident Companies, Inc., 7.0%, 7/15/18    $    285,692
                                                                         ------------
                             Multi-Line Insurance - 0.1%
    150,000   A/Baa1         Loew Corp., 5.25%, 3/15/16                  $    139,793
                                                                         ------------
                             Property & Casualty Insurance - 0.6%
    200,000   BBB-/Baa1      Arch Capital Group Ltd., 7.35%, 5/1/34      $    201,324
    350,000   BBB+/Baa2      Berkley (WR), 5.875%, 2/15/13                    357,206
    180,000   BBB-/Baa1      Kingsway America, Inc., 7.5%, 2/1/14             176,904
                                                                         ------------
                                                                         $    735,434
                                                                         ------------
                             Reinsurance - 0.2%
    300,000   BBB-/Baa3      Odyssey Re Holdings, 7.65%, 11/1/13         $    322,490
                                                                         ------------
                             Total Insurance                             $  1,483,409
                                                                         ------------
                             Real Estate - 0.6%
                             Real Estate Investment Trusts - 0.6%
    400,000   BBB-/Baa3      Hospitality Properties Trust, 6.75%,
                             2/15/13                                     $    415,271
    300,000   BBB-/Baa3      Colonial Reality LP, 6.15%, 4/15/13              304,808
                                                                         ------------
                             Total Real Estate                           $    720,079
                                                                         ------------


The accompanying notes are an integral part of these financial statements.    17

Pioneer Balanced Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================

               S&P/Moody's
  Principal      Ratings
    Amount     (unaudited)                                                       Value
                             Technology Hardware & Equipment - 1.1%
                             Computer Hardware - 0.7%
 $  500,000   BBB-/Baa3      NCR Corp., 7.125%, 6/15/09                   $    546,908
    300,000   BB+/Ba1        UNISYS Corp., 6.875%, 3/15/10                     309,000
                                                                          ------------
                                                                          $    855,908
                                                                          ------------
                             Electronic Manufacturing Services - 0.2%
    250,000   BB+/Baa3       Jabil Circuit, Inc., 5.875%, 7/15/10         $    258,249
                                                                          ------------
                             Technology Distributors - 0.2%
    300,000   BBB-/Baa3      Arrow Electronic, Inc., 6.875%, 7/1/13       $    313,368
                                                                          ------------
                             Total Technology Hardware & Equipment        $  1,427,525
                                                                          ------------
                             Telecommunication Services - 0.4%
                             Integrated Telecommunication Services - 0.4%
    300,000   BBB+/Baa3      Intelsat Ltd., 6.5%, 11/1/13                 $    265,030
    300,000   BBB+/Baa2      Telecom Italia S.p.A. 5.25%, 11/15/13
                                (144A)                                         290,354
                                                                          ------------
                             Total Telecommunication Services             $    555,384
                                                                          ------------
                             Utilities - 0.5%
                             Electric Utilities - 0.2%
    313,500   BBB-/Baa3      FPL Energy American Wind LLC, 6.639%,
                             6/20/23 (144A)                               $    320,096
                                                                          ------------
                             Multi-Utilities & Unregulated Power - 0.3%
    300,000   B/B1           Reliant Energy, Inc., 9.5%, 7/15/13          $    323,250
                                                                          ------------
                             Total Utilities                              $    643,346
                                                                          ------------
                             TOTAL CORPORATE BONDS
                             (Cost $15,588,191)                           $ 16,011,655
                                                                          ------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================

================================================================================

  Principal
   Amount                                                                Value
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.3%
$   433,717    Federal Home Loan Bank, 5.5%, 10/1/16                $  444,576
    130,249    Federal Home Loan Bank, 6.5%, 5/1/09                    137,853
    990,901    Federal Home Loan Mortgage, 5.0%, 4/1/34                957,568
    377,093    Federal Home Loan Mortgage, 5.5%, 12/1/18               387,616
  1,999,960    Federal Home Loan Mortgage, 6.0%,
               1/1/33 to 6/1/34                                      2,045,850
    651,303    Federal Home Loan Mortgage, 6.5%,
               10/1/33 to 11/1/33                                      681,850
    970,122    Federal National Mortgage Association, 5.0%,
               5/1/18 to 6/1/34                                        955,995
  2,955,351    Federal National Mortgage Association, 5.5%,
               8/1/14 to 4/1/34                                      2,981,072
  2,503,413    Federal National Mortgage Association, 6.0%,
               11/1/16 to 12/1/33                                    2,563,179
  1,260,000    Federal National Mortgage Association, 6.125%,
               3/15/12                                               1,358,682
  1,890,658    Federal National Mortgage Association, 6.5%,
               12/1/21 to 10/1/32                                    1,973,368
     40,000    Federal National Mortgage Association, 7.125%,
               6/15/10                                                  45,410
    106,886    Federal National Mortgage Association, 9.0%,
               4/1/33                                                  118,825
  1,446,551    Government National Mortgage Association, 5.5%,
               8/15/33 to 9/15/33                                    1,448,158
  2,211,435    Government National Mortgage Association, 6.0%,
               9/15/33 to 10/15/33                                   2,270,006
    655,862    Government National Mortgage Association, 6.5%,
               10/15/28 to 5/15/33                                     686,811
     18,385    Government National Mortgage Association, 7.5%,
               1/15/30                                                  19,838
     68,461    Government National Mortgage Association, 8.0%,
               2/15/30                                                  75,052
    537,229    Government National Mortgage Association II, 5.5%,
               2/20/34                                                 536,781
  2,520,293    Government National Mortgage Association II, 6.0%,
               10/20/33 to 11/20/33                                  2,586,467
   700,000    U.S. Treasury Bonds, 4.75%, 11/15/08                    731,063


The accompanying notes are an integral part of these financial statements.    19

Pioneer Balanced Fund

================================================================================
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
================================================================================


   Principal
    Amount                                                                 Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$ 1,985,000      U.S. Treasury Notes, 4.0%, 11/15/12                $  1,921,806
    300,000      U.S. Treasury Notes, 4.75%, 5/15/14                     303,129
  1,500,000      U.S. Treasury Notes, 5.625%, 5/15/08                  1,614,609
                                                                    ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $26,999,074)                                 $ 26,845,564
                                                                    ------------
                 TOTAL INVESTMENTS IN SECURITIES - 98.2%
                 (Cost $116,856,266)(a)(b)                          $129,772,525
                                                                    ------------
                 OTHER ASSETS AND LIABILITIES - 1.8%                $  2,331,235
                                                                    ------------
                 TOTAL NET ASSETS - 100.0%                          $132,103,760
                                                                    ============

*      Non-income producing security.
NR     Not rated by either S&P or Moody's
(144A) Security is exempt from registration under Rule 144A of the Securities Act of
       1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2004, the value of these securities amounted to $2,676,190 or 2.03% of total net assets.
TBA    TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally plus/minus 2.5%) principal and no definite maturity date period
       The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(a)    At June 30, 2004 the net unrealized gain on investments based on cost for federal income tax purposes of $116,930,027 was as follows:
       Aggregate gross unrealized gain for all investments in which there is an
       excess of value over tax cost                                                         $14,237,292
       Aggregate gross unrealized loss for all investments in which there is anexcess
       of tax cost over value                                                                 (1,394,794)
                                                                                             -----------
       Net unrealized gain                                                                   $12,842,498
                                                                                             ===========
(b)    At June 30, 2004 the Fund had a net capital loss carryforward of $13,510,963 which will expire between 2006 and 2010, if not utilized.
         $1,527,766 in 2006
         $6,824,457 in 2010
         $5,158,740 in 2011

Purchases and sales of securities (excluding temporary cash investments) for the six months ended
June 30. 2004 aggregated $21,930,430 and $24,267,397, respectively.


20    The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
================================================================================

ASSETS:
  Investment in securities, at value (cost $116,856,266)     $129,772,525
  Cash                                                          2,454,871
  Receivables -
   Investment securities sold                                     759,296
   Fund shares sold                                               220,178
   Dividends, interest and foreign taxes withheld                 473,996
  Other                                                               333
                                                             ------------
     Total assets                                            $133,681,199
                                                             ------------
LIABILITIES:
  Payables -
   Investment securities purchased                           $  1,255,330
   Fund shares repurchased                                         64,977
  Due to affiliates                                               182,793
  Accrued expenses                                                 74,339
                                                             ------------
     Total liabilities                                       $  1,577,439
                                                             ------------
NET ASSETS:
  Paid-in capital                                            $129,408,977
  Accumulated net investment income                               221,468
  Accumulated net realized loss on investments                (10,442,944)
  Net unrealized gain on investments                           12,916,259
                                                             ------------
     Total net assets                                        $132,103,760
                                                             ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $103,880,652/10,851,975 shares)          $       9.57
                                                             ============
  Class B (based on $18,462,111/1,949,543 shares)            $       9.47
                                                             ============
  Class C (based on $9,760,997/1,023,264 shares)             $       9.54
                                                             ============
MAXIMUM OFFERING PRICE:
  Class A ($9.57 [divided by] 95.5%)                         $      10.02
                                                             ============
  Class C ($9.54 [divided by] 99.0%)                         $       9.64
                                                             ============


The accompanying notes are an integral part of these financial statements.    21

Pioneer Balanced Fund

================================================================================
STATEMENT OF OPERATIONS (unaudited)
================================================================================
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Dividends (Net of foreign taxes withheld of $476)        $  406,424
  Interest (Net of foreign taxes withheld of $283)          1,314,146
                                                           ----------
     Total investment income                                             $  1,720,570
                                                                         ------------
EXPENSES:
  Management fees                                          $  426,777
  Transfer agent fees
   Class A                                                    161,744
   Class B                                                     44,386
   Class C                                                     27,457
  Distribution fees
   Class A                                                    131,181
   Class B                                                     86,044
   Class C                                                     45,810
  Administrative fees                                          13,233
  Custodian fees                                                2,666
  Registration fees                                            34,239
  Professional fees                                             9,502
  Printing                                                      2,870
  Fees and expenses of nonaffiliated trustees                   2,808
  Miscellaneous                                                 3,913
                                                           ----------
   Total expenses                                                        $    992,630
                                                                         ------------
   Less fees paid indirectly                                                   (1,629)
                                                                         ------------
   Net expenses                                                          $    991,001
                                                                         ------------
     Net investment income                                               $    729,569
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $  3,202,381
                                                                         ------------
  Change in net unrealized loss on investments                           $ (1,916,653)
                                                                         ------------
   Net gain on investments                                               $  1,285,728
                                                                         ------------
   Net increase in net assets resulting from operations                  $  2,015,297
                                                                         ============


The accompanying notes are an integral part of these financial statements.    22

Pioneer Balanced Fund

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                           Six Months
                                                             Ended
                                                            6/30/04          Year Ended
                                                          (unaudited)         12/31/03
FROM OPERATIONS:
Net investment income                                   $    729,569      $  1,368,139
Net realized gain on investments                           3,202,381         1,587,565
Change in net unrealized gain (loss) on investments       (1,916,653)       15,653,026
                                                        ------------      ------------
   Net increase in net assets resulting from
     operations                                         $  2,015,297      $ 18,608,730
                                                        ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.05 and $0.14 per share, respectively)     $   (543,338)     $ (1,600,449)
  Class B ($0.01 and $0.05 per share, respectively)          (19,399)          (75,922)
  Class C ($0.01 and $0.04 per share, respectively)          (10,095)          (36,184)
                                                        ------------      ------------
   Total distributions to shareowners                   $   (572,832)     $ (1,712,555)
                                                        ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 14,142,239      $ 27,583,670
Reinvestment of distributions                                519,411         1,559,351
Cost of shares repurchased                               (15,849,361)      (44,985,862)
                                                        ------------      ------------
  Net decrease in net assets resulting from fund
   share transactions                                   $ (1,187,711)     $(15,842,841)
                                                        ------------      ------------
  Net increase in net assets                            $    254,754      $  1,053,334
NET ASSETS:
Beginning of period                                      131,849,006       130,795,672
                                                        ------------      ------------
End of period (accumulated net investment income of
  $212,468 and $64,731 respectively)                    $132,103,760      $131,849,006
                                                        ============      ============


The accompanying notes are an integral part of these financial statements.    23

Pioneer Balanced Fund

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
================================================================================
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                     '04 Shares        '04 Amount
                                    (unaudited)        (unaudited)        '03 Shares        '03 Amount
CLASS A
Shares sold                             558,526     $ 5,337,505            1,716,085     $ 14,763,083
Reinvestment of distributions            51,740         493,794              163,222        1,459,391
Less shares repurchased              (1,084,282)    (10,393,171)          (3,422,395)     (29,595,678)
                                     ----------     -----------           ----------     ------------
  Net decrease                         (474,016)    $(4,561,872)          (1,543,088)    $(13,373,204)
                                     ----------     -----------           ----------     ------------
CLASS B
Shares sold                             598,900     $ 5,641,545              919,101     $  7,827,081
Reinvestment of distributions             1,793          16,963                7,559           67,534
Less shares repurchased                (375,766)     (3,550,281)          (1,183,145)      (9,987,739)
                                     ----------     -----------           ----------     ------------
  Net increase (decrease)               224,927     $ 2,108,227             (256,485)    $ (2,093,124)
                                     ----------     -----------           ----------     ------------
CLASS C
Shares sold                             332,363     $ 3,163,189              580,857     $  4,993,506
Reinvestment of distributions               908           8,654                3,605           32,426
Less shares repurchased                (200,872)     (1,905,909)            (637,455)      (5,402,445)
                                     ----------     -----------           ----------     ------------
  Net increase (decrease)               132,399     $ 1,265,934              (52,993)    $   (376,513)
                                     ----------     -----------           ----------     ------------


The accompanying notes are an integral part of these financial statements.    24

Pioneer Balanced Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                        Six Months
                                                          Ended
                                                         6/30/04    Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                       (unaudited)   12/31/03    12/31/02   12/31/01 (a)   12/31/00    12/31/99
CLASS A
Net asset value, beginning of period                    $  9.47      $   8.29    $   9.46     $  9.94      $   9.73    $   9.74
                                                        -------      --------    --------     -------      --------    --------
Increase (decrease) from investment operations:
 Net investment income                                  $  0.06      $   0.12    $   0.11     $  0.19      $   0.30    $   0.31
 Net realized and unrealized gain (loss) on investments    0.09          1.20       (1.17)      (0.47)         0.22       (0.01)
                                                        -------      --------    --------     -------      --------    --------
  Net increase (decrease) from investment operations    $  0.15      $   1.32    $  (1.06)    $ (0.28)     $   0.52    $   0.30
Distributions to shareowners:
 Net investment income                                    (0.05)        (0.14)      (0.11)      (0.20)        (0.31)      (0.31)
                                                        -------      --------    --------     -------      --------    --------
Net increase (decrease) in net asset value              $  0.10      $   1.18    $  (1.17)    $ (0.48)     $   0.21    $  (0.01)
                                                        -------      --------    --------     -------      --------    --------
Net asset value, end of period                          $  9.57      $   9.47    $   8.29     $  9.46      $   9.94    $   9.73
                                                        =======      ========    ========     =======      ========    ========
Total return*                                              1.59%        15.99%     (11.20)%     (2.87)%        5.38%       3.15%
Ratio of net expenses to average net assets+               1.31%**       1.38%       1.41%       1.31%         1.23%       1.23%
Ratio of net investment income to average net assets+      1.31%**       1.25%       1.19%       1.97%         2.96%       3.21%
Portfolio turnover rate                                      34%**         44%        180%        133%           17%         46%
Net assets, end of period (in thousands)                $103,881     $107,265    $106,734     $141,746     $162,855    $214,866
Ratios with reductions for fees paid indirectly:
 Net expenses                                              1.31%**       1.38%       1.41%       1.30%         1.20%       1.21%
 Net investment income                                     1.31%**       1.25%       1.19%       1.98%         2.99%       3.23%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized

 +  Ratio with no reduction for fees paid indirectly.

(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 2.02% to 1.98%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                          Six Months
                                                             Ended
                                                            6/30/04    Year Ended  Year Ended    Year Ended   Year Ended  Year Ended
                                                          (unaudited)   12/31/03    12/31/02    12/31/01 (a)   12/31/00    12/31/99
CLASS B
Net asset value, beginning of period                       $  9.37       $  8.21   $    9.36      $  9.85       $  9.64     $  9.65
                                                           -------       -------   ---------      -------       -------     -------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.02       $  0.03   $    0.02      $  0.12       $  0.19     $  0.22
 Net realized and unrealized gain (loss) on investments       0.09          1.18       (1.13)       (0.48)         0.23       (0.01)
                                                           -------       -------   ---------      -------       -------     -------
  Net increase (decrease) from investment operations       $  0.11       $  1.21   $   (1.11)     $ (0.36)      $  0.42     $  0.21
Distributions to shareowners:
 Net investment income                                       (0.01)        (0.05)      (0.04)       (0.13)        (0.21)      (0.22)
                                                           -------       -------   ---------      -------       -------     -------
Net increase (decrease) in net asset value                 $  0.10       $  1.16       (1.15)     $ (0.49)      $  0.21     $ (0.01)
                                                           -------       -------   ---------      -------       -------     -------
Net asset value, end of period                             $  9.47       $  9.37   $    8.21      $  9.36       $  9.85     $  9.64
                                                           =======       =======   =========      =======       =======     =======
Total return*                                                 1.18%        14.71%     (11.90)%      (3.72)%        4.39%       2.24%
Ratio of net expenses to average net assets+                  2.27%**       2.35%       2.32%        2.20%         2.15%       2.14%
Ratio of net investment income to average net assets+         0.35%**       0.27%       0.28%        1.04%         2.03%       2.30%
Portfolio turnover rate                                         34%**         44%        180%         133%           17%         46%
Net assets, end of period (in thousands)                   $18,462       $16,168   $  16,256      $18,110       $16,413     $19,865
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.27%**       2.35%       2.32%        2.19%         2.13%       2.12%
 Net investment income                                        0.35%**       0.27%       0.28%        1.05%         2.05%       2.32%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized

 +  Ratio with no reduction for fees paid indirectly.

(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 1.08% to 1.05%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                          Six Months
                                                            Ended
                                                           6/30/04     Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                          (unaudited)   12/31/03    12/31/02   12/31/01 (a)   12/31/00    12/31/99
CLASS C
Net asset value, beginning of period                      $   9.45      $  8.27    $    9.44     $  9.94       $  9.73     $  9.75
                                                          --------      -------    ---------     -------       -------     -------
Increase (decrease) from investment operations:
 Net investment income                                    $   0.01      $  0.02    $    0.01     $  0.13       $  0.15     $  0.21
 Net realized and unrealized gain (loss) on investments       0.09         1.20        (1.14)      (0.54)         0.23       (0.02)
                                                          --------      -------    ---------     -------       -------     -------
  Net increase (decrease) from investment operations      $   0.10      $  1.22    $   (1.13)    $ (0.41)      $  0.38     $  0.19
Distributions to shareowners:
 Net investment income                                       (0.01)       (0.04)       (0.04)      (0.09)        (0.17)      (0.21)
                                                          --------      -------    ---------     -------       -------     -------
Net increase (decrease) in net asset value                $   0.09      $  1.18    $   (1.17)    $ (0.50)      $  0.21     $ (0.02)
                                                          --------      -------    ---------     -------       -------     -------
Net asset value, end of period                            $   9.54      $  9.45    $    8.27     $  9.44       $  9.94     $  9.73
                                                          ========      =======    =========     =======       =======     =======
Total return*                                                 1.06%       14.82%      (12.02)%     (4.11)%        3.95%       2.02%
Ratio of net expenses to average net assets+                  2.36%**      2.38%        2.53%       2.44%         2.61%       2.38%
Ratio of net investment income to average net assets+         0.28%**      0.24%        0.06%       0.75%         1.56%       2.09%
Portfolio turnover rate                                         34%**        44%         180%        133%           17%         46%
Net assets, end of period (in thousands)                  $  9,761      $ 8,416    $   7,806     $ 5,499       $ 3,426     $ 3,734
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.36%**      2.38%        2.53%       2.43%         2.59%       2.35%
 Net investment income                                        0.28%**      0.24%        0.06%       0.76%         1.58%       2.12%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized

 +  Ratio with no reduction for fees paid indirectly.

(a) At January 1, 2001, the Fund began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by less than one cent per share, increase net realized and unrealized gain (loss) by less than one cent per share and decrease the ratio of net investment income to average net assets assuming reduction for fees paid indirectly from 0.86% to 0.76%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
================================================================================

1. Organization and Significant Accounting Policies

Pioneer Balanced Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek capital growth and current income.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial reporting purposes. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices

Pioneer Balanced Fund

================================================================================

================================================================================

   are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. At June 30, 2004 there were no securities fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging and trading strategies and potentially result in a loss. As of June 30, 2004, the Fund had no open futures contracts.

Pioneer Balanced Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
================================================================================

C. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

-----------------------------------------------------------------------------

                                 2003
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income             $1,712,555
  Long-term capital gain               -
                              ----------
  Total                       $1,712,555
                              ==========

-----------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2003.

-----------------------------------------------------------------------------

                                        2003
-----------------------------------------------------------------------------
  Undistributed ordinary income     $     4,131
  Capital loss carryforward         (13,510,963)
  Unrealized appreciation            14,759,150
                                    -----------
  Total                             $ 1,252,318
                                    ===========

-----------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of premuim and amortization.

Pioneer Balanced Fund

================================================================================

================================================================================

D. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $12,298 in underwriting commissions on the sale of Fund shares during the six months ended June 30, 2004.

E. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Balanced Fund

================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
================================================================================

2. Management Agreement
PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the Fund's average daily net assets up to $1 billion; 0.60% of the next $4 billion; and 0.55% of the excess over $5 billion.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2004, $81,488 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $51,300 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $50,005 in distribution fees payable to PFD at June 30, 2004.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or

Pioneer Balanced Fund

================================================================================

================================================================================

market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2004, CDSCs in the amount of $35,369 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2004, the Fund's expenses were reduced by $1,629 under such arrangements.

6. Line of Credit Facility
The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

Pioneer Balanced Fund

================================================================================
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
================================================================================

                                         Officers Trustees
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

================================================================================
THE PIONEER FAMILY OF MUTUAL FUNDS
================================================================================

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                      International/Global Equity
Pioneer Fund                     Pioneer Emerging Markets Fund
Pioneer Balanced Fund            Pioneer Europe Select Fund
Pioneer Equity Income Fund       Pioneer Europe Fund
Pioneer Growth Shares            Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund      Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap      Fixed Income
 Growth Fund                     Pioneer America Income Trust
Pioneer Oak Ridge Small Cap      Pioneer Bond Fund
  Growth Fund                    Pioneer Global High Yield Fund
Pioneer Papp America-Pacific     Pioneer High Yield Fund
  Rim Fund                       Pioneer Short Term Income Fund
Pioneer Papp Small and Mid Cap   Pioneer Strategic Income Fund
  Growth Fund                    Pioneer Tax Free Income Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic           Money Market
  Growth Fund                    Pioneer Cash Reserves Fund**
Pioneer Real Estate Shares
Pioneer Research Fund*           Fund of Funds
Pioneer Small Cap Value Fund     Pioneer Ibbotson Asset
Pioneer Small Company Fund         Allocation Series
Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

================================================================================

================================================================================

                           This page for your notes.

================================================================================
HOW TO CONTACT PIONEER
================================================================================

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our Internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com

















16048-00-0804
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC





ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Balanced Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.